Property and Equipment, Net	12 Months Ended
Dec. 29, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

(9) Property and Equipment, Net

Property and equipment, net consist of the following (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Internal-use software	$420	$6,993
Manufacturing equipment	73	131
Furniture and equipment	724	96
Vehicles	5,174	-
Leasehold improvements	18	708
Total property and equipment	6,409	7,928
Less: accumulated depreciation and amortization	(916)	(3,611)
Total property and equipment, net	$5,493	$4,317

Depreciation and amortization expense on totaled $2.0 million and $0.9 million for the fiscal years ended December 29, 2024 and December 31, 2023. Finance leases are included within vehicles and makes up $3.9 million of the total balance as of fiscal year ended December 29, 2024.

The Company recognized a total of $3.8 million on impairment and loss on disposal of property and equipment for the fiscal year ended December 29, 2024 consisting primarily of $3.4 million relating to its proprietary HelioTrackTM software system. The Company impaired the value of its HelioTrackTM software as this software has no future use following the completion of the migration to software acquired in the SunPower Acquisition. There were no impairment charges on tangible assets recognized for the fiscal year ended December 31, 2023.